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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 1999 Check here if Amendment [ ]; Amendment Number:____________________

                        This Amendment (Check only one.):
                                 [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Chatterjee Fund Management, L.P. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7214

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Attorney-in-Fact
Phone:            212-397-5553


Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
______________________________________
[Signature]

New York, New York
______________________________________
[City, State]

February  11, 2000
______________________________________
[Date]

(a) Dr. Purnendu Chatterjee is the sole general partner of Chatterjee Fund Management, L.P.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         27

Form 13F Information Table Value Total:

         $  298,098       (thousands)

List of Other Included Managers:

                  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NONE



                                                    Value                   Put/  Investment   Other             Voting
                                                                                                                Authority
Name of Issuer                Title of  CUSIP     (x$1000)  Shrs or  SH/PRN Call  Discretion  Managers   Sole     Shared     None
--------------                --------  -----     --------  -------- ------ ----  ----------  --------   ----     ------     ----
                               Class                        prn amt
                               -----                        -------

Answerthink Consulting Group    COM    36916997      532     15,542    SH          SOLE                15,542
Aspect Telecommumications Corp  COM    45237104    2,934     75,000    SH          SOLE                75,000
Bigstar Entertainment Inc.      COM    89896104      105     13,580    SH          SOLE                13,580
BMC Software Inc.               COM    55921100   38,761    484,896    SH          SOLE               484,896
Cadence Design Systems Inc.     COM    127387108   2,400    100,000    SH          SOLE               100,000
CCC Information Svcs Group Inc  COM    12487Q109   3,893    227,350    SH          SOLE               227,350
Commerce One Inc                COM    200693109  26,026    132,450    SH          SOLE               132,450
Computer Assoc Intl Inc         COM    204912109  25,288    361,585    SH          SOLE               361,585
Exodus Communications Inc       COM    302088109   1,226     13,808    SH          SOLE                13,808
Grey Wolf Inc                   COM    397888108   2,889  1,005,000    SH          SOLE             1,005,000
Ikon Office Solutions Inc       COM    451713101      43      6,365    SH          SOLE                 6,365
Iluminet Holdings Inc.          COM    452334105   2,055     37,372    SH          SOLE                37,372
Infousa Inc.                    COM    456818301   3,972    285,000    SH          SOLE               285,000
Interwoven Inc.                 COM    46114T102   5,304     43,611    SH          SOLE                43,611
MGC  Communications Inc         COM    552763302   2,175     42,857    SH          SOLE                42,857
Objective Sys Integrators Inc   COM    674424106   1,205    181,819    SH          OTHER                         181,819
Omnipoint Corp                  COM    68212D102  48,620    403,069    SH          OTHER                         403,069
PE Biosystem Group              COM    69332S102  34,107    283,484    SH          SOLE               283,484
PE Celera Genamic's Group       COM    69332S201  32,910    220,871    SH          SOLE               220,871
Primus Telecommunications Grp   COM    741929103   5,379    140,630    SH          OTHER                         140,630
Sensormatic Electrs Corp        COM    817265101  14,639    147,589    SH          SOLE               147,589
Sepracor Inc                    COM    817315104   4,387    251,600    SH          SOLE               251,600
Software Spectrum Inc           COM    833960107     737     41,640    SH          SOLE                41,640
Sybase Inc                      COM    871130100  19,232  1,131,300    SH          SOLE             1,131,300
Sybase Inc                      COM    866810104  15,488    200,000    SH          SOLE               200,000
Tripos Inc                      COM    896928108     499     43,433    SH          SOLE                43,433
Webstakes.com, Inc.             COM    94768K110   3,292    166,667    SH          SOLE               166,667




